UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21654
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Pioneer Floating Rate Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2013 to June 30, 2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Floating Rate Trust

By (Signature and Title)  /s/ Mark D. Goodwin
                         -------------------------
                         Mark D. Goodwin, Executive Vice President

Date August 20, 2014

============================= Floating Rate Trust ==============================

CLEARWIRE CORPORATION

Ticker:       CLWR           Security ID:  18538Q105
Meeting Date: JUL 08, 2013   Meeting Type: Proxy Contest
Record Date:  APR 02, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
      Management Proposals (White Card)       None
1     Approve Merger Agreement                For       For          Management
2a    Increase Authorized Class A Common      For       For          Management
      Stock
2b    Increase Authorized Class B Common      For       For          Management
      Stock
3a    Approve Issuance of Class A Shares for  For       For          Management
      a Private Placement
3b    Approve Issuance of Class B Shares for  For       For          Management
      a Private Placement
4     Adjourn Meeting                         For       For          Management
5     Advisory Vote on Golden Parachutes      For       Against      Management
#     Proposal                                Diss Rec  Vote Cast    Sponsor
      Dissident Proxy (Gold Card)             None
1     Approve Merger Agreement                Against   Did Not Vote Management
2a    Increase Authorized Class A Common      Against   Did Not Vote Management
      Stock
2b    Increase Authorized Class B Common      Against   Did Not Vote Management
      Stock
3a    Approve Issuance of Class A Shares for  Against   Did Not Vote Management
      a Private Placement
3b    Approve Issuance of Class B Shares for  Against   Did Not Vote Management
      a Private Placement
4     Adjourn Meeting                         Against   Did Not Vote Management
5     Advisory Vote on Golden Parachutes      Against   Did Not Vote Management

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NRG ENERGY, INC.

Ticker:       NRG            Security ID:  629377508
Meeting Date: MAY 08, 2014   Meeting Type: Annual
Record Date:  MAR 17, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Kirbyjon H. Caldwell     For       For          Management
1.2   Elect Director Lawrence S. Coben        For       For          Management
1.3   Elect Director David Crane              For       For          Management
1.4   Elect Director Terry G. Dallas          For       For          Management
1.5   Elect Director Paul W. Hobby            For       For          Management
1.6   Elect Director Edward R. Muller         For       For          Management
1.7   Elect Director Evan J. Silverstein      For       For          Management
1.8   Elect Director Thomas H. Weidemeyer     For       For          Management
1.9   Elect Director Walter R. Young          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Amend Qualified Employee Stock          For       For          Management
      Purchase Plan
4     Ratify Auditors                         For       For          Management

========== END NPX REPORT